Summary of Significant Accounting Policies: Deferred Policy Acquisition Costs (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Policies
Deferred Policy Acquisition Costs

Deferred Policy Acquisition Costs

The costs of acquiring insurance business that are directly related to the successful acquisition of new and renewal business are deferred to the extent that such costs are expected to be recoverable from future profits.  Such costs principally include commissions and sales costs, direct response advertising costs, premium taxes, and certain policy issuance and underwriting costs. Costs deferred on term-life and whole-life insurance products, deferred policy acquisition costs (“DAC”), are amortized in proportion to the ratio of the annual premium to the total anticipated premiums generated.  Due to the age of the existing block of policies all DAC has been fully amortized as of September 30, 2013 and December 31, 2012 and there was no amortization expense in the nine months ended September 30, 2013 or 2012.  Acquisition costs on the Company’s single premium deferred annuity contracts are reimbursed through a ceding commission by CMFG Life which assumes all deferrable costs as part of its agreement to assume 100% of this business from the Company. See Note 7 for additional information on this agreement.

Deferred Policy Acquisition Costs

The costs of acquiring insurance business that are directly related to the successful acquisition of new and renewal business are deferred to the extent that such costs are expected to be recoverable from future profits.  Such costs principally include commissions and sales costs, direct response advertising costs, premium taxes, and certain policy issuance and underwriting costs. Costs deferred on term-life and whole-life insurance products, deferred policy acquisition costs (“DAC”), are amortized in proportion to the ratio of the annual premium to the total anticipated premiums generated.  Due to the age of the existing block of policies all DAC has been fully amortized as of December 31, 2012 and 2011 and there was no amortization expense in 2012, 2011 or 2010.